Equity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 13, 2023
Equity [Line Items]
Percentage of economic interest	10.00%
Number of warrants or rights outstanding	11,250,000
Common unit authorized			266,503
Common unit issued			266,503
Common unit outstanding			266,503
Public Warrants [Member]
Equity [Line Items]
Number of warrants or rights outstanding	11,250,000
Redemption price per public warrant (in Dollars per share)	$ 0.01
Stock price trigger for redemption (in Dollars per share)	$ 18
Class C HoldCo Units [Member]
Equity [Line Items]
Percentage of ownership	39.06%
Class A Common Stock [Member]
Equity [Line Items]
Common stock, shares outstanding	40,560,433
Number of share	1
Common stock, par value (in Dollars per share)	$ 0.0001
Class A Common Stock [Member] | Public Warrants [Member]
Equity [Line Items]
Stock price trigger for redemption (in Dollars per share)	18
Redemption price per share (in Dollars per share)	11.5
Class A Common Stock [Member] | Warrants [Member]
Equity [Line Items]
Common stock, par value (in Dollars per share)	$ 11.5
Class A Common Stock [Member] | Class C HoldCo Units [Member]
Equity [Line Items]
Percentage of ownership	60.94%
Class C Common Stock [Member]
Equity [Line Items]
Common stock, shares outstanding	25,994,400
Common stock, par value (in Dollars per share)	$ 0.0001
Class 1 Preferred Units [Member]
Equity [Line Items]
Preferred units issued		105,711
Preferred units outstanding	43,610